Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Research and development
Compensation and benefits	$ 628,252	$ 0	$ 1,306,806	$ 0
Consultants and outside costs	166,472	0	425,891	0
Material manufacturing costs	296,385	2,246	871,308	2,246
Facilites and other costs	199,686	0	365,511	0
Research and development	1,290,795	2,246	2,969,516	2,246	34,317	3,494
General and Administrative
Consulting fees	33,000	221,263	349,633	383,288	579,817	647,925
Compensation and benefits	780,500	591,023	2,828,032	1,361,355	2,260,598	4,485,064
Professional fees	72,270	228,308	362,339	470,926	724,385	620,162
Investor relations	36,602	0	468,047	0	661,914	39,031
General and administrative	87,033	552,539	626,777	728,505	475,042	28,660
General and Administrative	1,009,405	1,593,133	4,634,828	2,944,074
Insurance					154,722	101,276
Meals and entertainment					32,562	17,670
Rent					134,952	73,256
Travel					106,421	90,048
Amortization and depreciation					11,303	295
Total operating expenses	2,300,200	1,595,379	7,604,344	2,946,320	5,176,033	6,106,881
Loss from operations	(2,300,200)	(1,595,379)	(7,604,344)	(2,946,320)	(5,176,033)	(6,106,881)
Other income (expense)
Interest income	1,093	3,667	4,062	10,500	12,180	106,044
Interest expense	(2,086)	(3,441,448)	(4,885)	(4,229,612)	(4,230,112)	(568,859)
Derivative losses	(871,447)	(53,970)	(717,733)	(559,791)	(336,489)	(157,761)
Total other expense	(872,440)	(3,491,751)	(718,556)	(4,778,903)	(4,554,421)	(620,576)
Net loss	$ (3,172,640)	$ (5,087,130)	$ (8,322,900)	$ (7,725,223)	$ (9,730,454)	$ (6,727,457)
Net loss per common share - basic and diluted	$ (0.14)	$ (0.76)	$ (0.42)	$ (1.16)
Weighted average number of common shares outstanding - basic and diluted	22,542,821	6,671,537	19,840,425	6,669,896
Net loss per common share - basic					$ (1.04)	$ (1.08)
Net loss per common share - diluted					$ (1.04)	$ (1.08)
Weighted average number of common shares outstanding - basic					9,384,662	6,204,568
Weighted average number of common shares outstanding - diluted					9,384,662	6,204,568